UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment[ ];  Amendment Number:
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     NTV Asset Management, LLC
Address:  216 Brooks Street
          Suite 300
          Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karen Setterstrom
Title:    Chief Compliance Officer
Phone:    (304) 353-9095

Signature, Place, and Date of Signing:

/s/  Karen Setterstrom        Charleston, West Virginia             May 12, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

         Form 13F File Number           Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      4,007,215

Form 13F Information Table Value Total:      126,024
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number    Name

                                                          Form 13F INFORMATION TABLE


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             Column 1           Column 2          Column 3     Column 4    Column 5    Column 6     Column 7       Column 8
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                                                                                                     OTHER
          NAME OF ISSUER        TITLE OF           CUSIP        VALUE      SHRS OR    INVESTMENT    MANAGERS    VOTING AUTHORITY
                                 CLASS                         (x$1000)    SH/PUT/    DISCRETION
                                                                           PRN AMT
                                                                           PRN CALL
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                                                                                                             SOLE     SHARED    NONE
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
ABB Ltd                          Sponsored ADR     000375204         266       19100           Sole                0     19100
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Abbott Labs                                Com     002824100         212        4460           Sole             4260       200
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Automatic Data Processing                  Com     053015103         504       14362           Sole            14112       250
------------------------------------------------------------------------------------------------------------------------------------
Autodesk Inc                               Com     052769106         201       12000           Sole                0     12000
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Amgen Inc                                  Com     031162100         878       17745           Sole            15145      2600
------------------------------------------------------------------------------------------------------------------------------------
Air Prods & Chems Inc                      Com     009158106         843       15000           Sole                0     15000
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Bank of America Corporation                Com     060505104         289       42488           Sole            35372      7116
------------------------------------------------------------------------------------------------------------------------------------
Baxter Intl Inc                            Com     071813109         965       18845           Sole              445     18400
------------------------------------------------------------------------------------------------------------------------------------
Biotech Holdrs Tr               Depostry Rcpts     09067D201         387        2215           Sole             2215         0
------------------------------------------------------------------------------------------------------------------------------------
BB&T Corp                                  Com     054937107        6553      387302         Shared           354148     33154
------------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp                           Com     092113109         219       12250           Sole                0     12250
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co                    Com     110122108         539       24597           Sole            16497      8100
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Burlington Northn Santa Fe                 Com     12189T104         480        7989           Sole             7289       700
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BP PLC                           Sponsored ADR     055622104         613       15292           Sole            13792      1500
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City Hldg Co                               Com     177835105         509       18671         Shared            17171      1500
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Chesapeake Energy  Corp                    Com     165167107         392       23005           Sole            23005         0
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Colgate Palmolive Co                       Com     194162103         618       10486           Sole             7286      3200
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Cisco Sys Inc                              Com     17275R102         668       39876           Sole            27796     12080
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CSX Corp                                   Com     126408103         596       23090           Sole              890     22200
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Chevron Corp New                           Com     166764100        1777       26437           Sole            22912      3525
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Du Pont E I De Nemours & Co                Com     263534109         330       14782           Sole             1982     12800
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Diamonds Tr                         Unit Ser 1     252787106        1915       25258           Sole            15880      9378
------------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co                             Com     254687106        1049       57779           Sole            20627     37152
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Wisdomtree Trust                Intl SmCap Div     97717W760         343       11725           Sole            11725         0
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG              Sponsored ADR     251566105         237       19200           Sole            19200         0
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp New                       Com     26441C105         612       42778           Sole            31578     11200
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      DJ Sel Div Inx     464287168         554       17722           Sole            17622       100
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

------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      MSCI Emerg Mkt     464287234        3474      140028           Sole           105543     34485
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       MSCI Eafe Idx     464287465        3059       81385           Sole            52102     29283
------------------------------------------------------------------------------------------------------------------------------------
Emerson Elec Co                            Com     291011104         808       28306           Sole            13000     15306
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp                               Com     28336L109         307       49184           Sole            29150     20034
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Prods Partners                  Com     293792107         593       26665           Sole            26665         0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                         MSCI Japan     464286848         642       81300           Sole            48100     33200
------------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                      MSCI Malaysia     464286830         343       49100           Sole            45500      3600
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Ishares Inc                     MSCI Utd Kingd     464286699         251       24000           Sole            24000         0
------------------------------------------------------------------------------------------------------------------------------------
Federated Invs Inc PA                     Cl B     314211103         890       40000           Sole                0     40000
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Fiserv Inc                                 Com     337738108         543       14900           Sole                0     14900
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Fresenius Med Care AG & Co       Sponsored ADR     358029106         406       10500           Sole            10050       450
------------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc                              Com     302571104         230        4535           Sole             4374       161
------------------------------------------------------------------------------------------------------------------------------------
France Telecom                   Sponsored ADR     35177Q105         437       19300           Sole            19300         0
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp                      Com     369550108         453       10900           Sole              100     10800
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co                        Com     369604103        1797      177836           Sole           114802     63034
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc                        Com     375558103         231        5000           Sole             5000         0
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General Mls Inc                            Com     370334104         246        4946           Sole             2400      2546
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Ishares S&P GSCI Commodity        Unit Ben Int     46428R107        1158       46000           Sole            46000         0
------------------------------------------------------------------------------------------------------------------------------------
Glaxosmithkline PLC              Sponsored ADR     37733W105         353       11387           Sole             1387     10000
------------------------------------------------------------------------------------------------------------------------------------
Health Care REIT Inc                       Com     42217K106         458       15000           Sole            14150       850
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                             Com     437076102         808       34330           Sole            20780     13550
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Heniz H J Co                               Com     423074103         389       11789           Sole            10589      1200
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Ishares Comex Gold Tr                  Ishares     464285105        2876       31825           Sole            30825      1000
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      NASDQ Bio Indx     464287556        2117       31915           Sole            24540      7375
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International Business Machs               Com     459200101        1809       18672           Sole            11997      6675
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Ishares Tr                         DJ US Utils     464287697         211        3481           Sole             3481         0
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Ishares Tr                    DJ EPAC Dividend     464288448         293       16323           Sole            16123       200
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                    Barclays 7-10 yr     464287440        1500       15535           Sole            15535         0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                    S&P MidCap 400       464287507        2656       54585           Sole            35800       18785
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      S&P MC 400 Grw     464287606         974       18550           Sole            18400       150
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      S&P SmlCap 600     464287804         826       22720           Sole            13995      8725
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        S&P SmlCp Gr     464287887         231        6100           Sole             6000       100
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Intel Corp                                 Com     458140100         659       43866           Sole            19366     24500
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

------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                    S&P Glb 100 Indx     464287572         415        9824           Sole             7029      2795
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       S&P 500 Value     464287408         636       17110           Sole             2810     14300
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         S&P 500 Grw     464287309        1794       42874           Sole            23524     19350
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Ishares Tr                     Russell 1000 Gr     464287614         572       16325           Sole             7200      9125
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        Russell 2000     464287655         390        9275           Sole             7200      2075
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Ishares Tr                        Rusl 2000 Gr     464287648         528       11500           Sole             8500      3000
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Ishares Tr                      Russell Mcp Gr     464287481         328       10900           Sole             3900      7000
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Ishares Tr                     Russell Mid Cap     464287499        1241       22980           Sole            10000     12980
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Ishares Tr                         S&P Gbl Inf     464287291         694       18500           Sole            15900      2600
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      DJ US Industrl     464287754         269        7785           Sole             6075      1710
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Johnson & Johnson                          Com     478160104        3992       75910           Sole            42285     33625
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JP Morgan & Chase & Co                     Com     46625H100         448       16871         Shared            16559       312
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Ishares Tr                      S&P Gl Utiliti     464288711         893       23450           Sole            23250       200
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partner    Ut Ltd Partner     494550106         467       10000           Sole            10000         0
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Coca Cola Co                               Com     191216100        1869       42526           Sole            16376     26150
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Laboratory Corp Amer Hldgs             Com New     50540R409         252        4325           Sole             1550      2775
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L-3Communications Hldgs Inc                Com     502424104         791       11675           Sole            10300      1375
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Ishares Tr                      IBOXX Inv CPBD     464287242        4747       50438           Sole            50288       150
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Medtronic Inc                              Com     585055106         319       10855           Sole             1455      9400
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Medco Health Solutions Inc                 Com     58405U102         205        4976           Sole              320      4656
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Microsoft Corp                             Com     594918104        2041      111113           Sole            75215     35898
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Ishares Tr                     S&G Gl Material     464288695         516       13863           Sole            12863      1000
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Mylan Labs Inc                             Com     628530107         289       21561           Sole            20951       610
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Nasdaq OMX Group Inc                       Com     631103108         319       16300           Sole             6300     10000
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Novartis A G                     Sponsored ADR     66987V109         540       14275           Sole            14275         0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      S&P 100 Idx Fd     464287101         625       16575           Sole            16250       325
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp                                Com     68389X105         439       24325           Sole             4325     20000
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Powershares Global ETF Trust  Gbl Clean Energy     73936T615         420       38950           Sole            36950      2000
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Pepsico Inc                                Com     713448108        1812       35200           Sole            30200      5000
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Pfizer Inc                                 Com     717081103         602       44270           Sole            26520     17750
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Procter & Gamble Co                        Com     742718109        3327       70663           Sole            34762     35901
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC                 ETN Platinum     06739H255         723       26200           Sole            24200      2000
------------------------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust           Water Resource     73935X575         551       46213           Sole            42500      3713
------------------------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust            Val Line Time     73935X682         423       46150           Sole            36850      9300
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

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Piedmont Nat Gas Inc                       Com     720186105         294       11388           Sole            11388         0
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Powershares QQQ Trust               Unit Ser 1     73935A104        2076       68480           Sole            40355     28125
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC              Spons ADR A     780259206        1276       28825           Sole            25825      3000
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RGC Res Inc                                Com     74955L103         491       19650           Sole                0     19650
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Rydex ETF Trust                 S&P 500 Eq Trd     78355W106         438       17712           Sole            13012      4700
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co                            Com New     755111507         357        9185           Sole             1185      8000
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Proshares Tr                 PSHS Ulsht SP 500     74347R883        1245       15700           Sole            15700         0
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp                       Com     806605101        1002       42577           Sole            13577     29000
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                           Com     806857108        2369       58335           Sole            34035     24300
------------------------------------------------------------------------------------------------------------------------------------
Southern Co                                Com     842587107         595       19449           Sole            17449      2000
------------------------------------------------------------------------------------------------------------------------------------
SPDR Tr                             Unit Ser 1     78462F103        8464      106439           Sole           104364      2075
------------------------------------------------------------------------------------------------------------------------------------
Proshares Tr                  PSHS Ult S&P 500     74347R107         473       24000           Sole            24000         0
------------------------------------------------------------------------------------------------------------------------------------
Sysco Corp                                 Com     871829107         530       23274           Sole            19774      3500
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                                   Com     00206R102        2510       99622           Sole            81835     17787
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceuticals Inds Lt               ADR     881624209        2553       56677           Sole            48327      8350
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      Barclys 20+ Yr     464287432         549        5200           Sole             5200         0
------------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific Inc               Com     883556102         535       15025           Sole            15025         0
------------------------------------------------------------------------------------------------------------------------------------
United Bankshares Inc WV                   Com     909907107         947       54956         Shared            54956         0
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United Technologies Corp                   Com     913017109         621       14454           Sole            11263      3191
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Varian Med Sys Inc                         Com     92220P105         380       12500           Sole                0     12500
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Verizon Communications Inc                 Com     92343V104        1778       58905           Sole            48174     10731
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                                Com     931422109         217        8375           Sole             7275      1100
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Wells Fargo & Co New                       Com     949746101         293       20604           Sole            11846      8758
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc Del                       Com     969457100         321       28250           Sole            28250         0
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Waste Mgmt Inc Del                         Com     94106L109        1465       57228           Sole            37978     19250
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Wesbanco Inc                               Com     950810101         339       14866         Shared            11446      3420
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Exxon Mobil Corp                           Com     30231G102        5346       78515           Sole            48947     29568
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Dentsply Intl Inc New                      Com     249030107         506       18850           Sole              600     18250
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                                                                  126024     4007215                         2848471   1158744
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